THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Global Equity Fund

Robeco Boston Partners International Equity Fund

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated August 3, 2012

to the Institutional Class Prospectus

dated December 31, 2011 (as revised January 13, 2012)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, Joseph J. Feeney, Jr. no longer serves as a portfolio manager for the Robeco Boston Partners Global Equity Fund and the Robeco Boston Partners International Equity Fund (the “Funds”).  As a result of the above-mentioned portfolio management change, the information under the sections entitled “Management of the Fund — Portfolio Managers” on pages 37 and 42 is deleted and replaced with the following:

Portfolio Managers

Christopher K. Hart, Equity Portfolio Manager, Co-portfolio Manager of the Fund since inception

Harry J. Rosenbluth, Co-Portfolio Manager of the Fund since July, 2012

Effective immediately, under the section entitled “MANAGEMENT OF THE FUND - Portfolio Managers — Robeco Boston Partners Equity Fund and Robeco Boston Partners International Equity Fund” on pages 49-50, the information on the portfolio managers for the Funds is deleted and replaced with the following:

Christopher K. Hart is Co-portfolio Manager for each Fund.  Mr. Hart is an equity portfolio manager for Robeco Boston Partners Global and International Equity products. Prior to this, he was an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products for three years.  Before that, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst designation. He has twenty years of investment experience.

Harry J. Rosenbluth is Co-portfolio Manager for each Fund. Prior to serving as co-portfolio manager for each Fund, he was the portfolio manager for Robeco Boston Partners Premium Equity Product and co-manager of Robeco’s Mid Cap Value Equity product. He was one of the founding partners of Boston Partners Asset Management in 1995. Mr. Rosenbluth joined the firm following fourteen years with The Boston Company Asset Management, Inc. as Senior Vice President and the Portfolio Manager for the Dynamic Equity Fund. Mr. Rosenbluth was also a member of the Equity Policy Group of The Boston Company Asset Management, Inc. Before that, Mr. Rosenbluth was a consultant for Arthur Andersen & Company. Mr. Rosenbluth holds a B.A. degree in Economics from George Washington University and an M.B.A. from The Amos Tuck School of Business Administration at Dartmouth College. He holds the Chartered Financial Analyst designation. He has twenty-nine years of investment experience.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Global Equity Fund

Robeco Boston Partners International Equity Fund

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated August 3, 2012

to the Investor Class Prospectus

dated December 31, 2011 (as revised January 13, 2012)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, Joseph J. Feeney, Jr. no longer serves as a portfolio manager for the Robeco Boston Partners Global Equity Fund and the Robeco Boston Partners International Equity Fund (the “Funds”).  As a result of the above-mentioned portfolio management change, the information under the sections entitled “Management of the Fund — Portfolio Managers” on pages 31 and 36 is deleted and replaced with the following:

Portfolio Managers

Christopher K. Hart, Equity Portfolio Manager, Co-portfolio Manager of the Fund since inception

Harry J. Rosenbluth, Co-Portfolio Manager of the Fund since July, 2012

Effective immediately, under the section entitled “MANAGEMENT OF THE FUND - Portfolio Managers — Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund” on page 43, the information on the portfolio managers for the Funds is deleted and replaced with the following:

Christopher K. Hart is Co-portfolio Manager for each Fund.  Mr. Hart is an equity portfolio manager for Robeco Boston Partners Global and International Equity products. Prior to this, he was an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products for three years.  Before that, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst designation. He has twenty years of investment experience.

Harry J. Rosenbluth is Co-portfolio Manager for each Fund. Prior to serving as co-portfolio manager for each Fund, he was the portfolio manager for Robeco Boston Partners Premium Equity Product and co-manager of Robeco’s Mid Cap Value Equity product. He was one of the founding partners of Boston Partners Asset Management in 1995. Mr. Rosenbluth joined the firm following fourteen years with The Boston Company Asset Management, Inc. as Senior Vice President and the Portfolio Manager for the Dynamic Equity Fund. Mr. Rosenbluth was also a member of the Equity Policy Group of The Boston Company Asset Management, Inc. Before that, Mr. Rosenbluth was a consultant for Arthur Andersen & Company. Mr. Rosenbluth holds a B.A. degree in Economics from George Washington University and an M.B.A. from The Amos Tuck School of Business Administration at Dartmouth College. He holds the Chartered Financial Analyst designation. He has twenty-nine years of investment experience.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Global Equity Fund

Robeco Boston Partners International Equity Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement Dated August 3, 2012 to

the Statement of Additional Information (“SAI”)

dated December 31, 2011 (as revised January 13, 2012)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

A.  Effective immediately, Joseph F. Feeney Jr. no longer serves as a portfolio manager for Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund (the “Funds”). The information regarding Mr. Feeney in the tables on page 46 of the SAI under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES - Portfolio Managers — Other Accounts” and on page 47 of the SAI under the section entitled “Ownership of Securities” is deleted in its entirety.

B.  Effective immediately, Harry J. Rosenbluth serves as a co-portfolio manager for the Funds.  The following information is to be added to the table on pages 45- 46 of the SAI under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES -  Portfolio Managers — Other Accounts”, which provides information about accounts, other than the Funds, for which Mr. Rosenbluth is primarily responsible for the day-to-day portfolio management, as of July 27, 2012:

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)
Global Equity Fund and International Equity Fund
1. Harry J. Rosenbluth	Other Registered Investment Companies:	1	$38	0	0
	Other Pooled Investment Vehicles:	2	$10	0	0
	Other Accounts:	0	$0	0	0

C. Effective immediately, the information regarding the dollar range of shares beneficially owned by the Portfolio Managers of the Funds under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers — Securities Ownership” on page 47 of the SAI is deleted in its entirety and replaced with the following information, which sets forth the dollar range of equity securities beneficially owned by Messrs. Rosenbluth and Hart as of August 31, 2011 with respect to Mr. Hart and as of July 27, 2012 with respect to Mr. Rosenbluth.

Portfolio Manager	Dollar ($) Value of Fund Shares Beneficially Owned
Global Equity Fund

Christopher K. Hart	None
Harry J. Rosenbluth	None

International Equity Fund

Christopher K. Hart	None
Harry J. Rosenbluth	$10,001 - $50,000

Please retain this supplement for future reference